Document and Entity Information	12 Months Ended
Dec. 31, 2020
Document and Entity Information [Abstract]
Document Type	6-K
Entity Registrant Name	Calliditas Therapeutics AB
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Central Index Key	0001795579
Amendment Flag	false